STATEMENTS OF PROFIT (LOSS) AND COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUES
Petroleum and natural gas sales (note 13)	$ 223,136	$ 243,825
Royalties	(23,789)	(23,961)
Other income (note 13)	5,576	5,574
Total revenues net of royalties	204,923	225,438
Realized gain on commodity contracts (note 6)	30,536	31,324
Unrealized gain (loss) on commodity contracts (note 6)	(18,082)	45,238
Revenues net of royalties and commodity contracts	217,377	302,000
EXPENSES
Production	97,526	111,816
Transportation	27,285	23,549
General and administrative	28,389	29,377
Loss on marketable securities	0	461
Share-based compensation (note 14)	(503)	532
Depletion, depreciation and impairment (note 9)	107,426	133,802
Loss on onerous contracts (note 11)	(5,362)	0
(Gain) loss on dispositions (note 9)	(8,164)	56,672
(Gain) loss on Senior Notes settlements (note 7)	(6,145)	0
Expenses	251,176	356,209
NET PROFIT (LOSS) BEFORE FINANCE AND TAXES	(33,799)	(54,209)
Finance expenses (note 16)	40,754	39,240
Realized (gain) loss on foreign exchange (note 17)	8,296	797
Unrealized (gain) loss on foreign exchange (note 17)	15,195	(18,298)
NET PROFIT (LOSS) BEFORE TAXES	(98,044)	(75,948)
TAXES
Deferred tax expense (recovery) (note 15)	48,295	15,415
NET PROFIT (LOSS) AND COMPREHENSIVE INCOME (LOSS)	$ (146,339)	$ (91,363)
Net profit (loss) per share (note 18)
Basic (in dollars per share)	$ (2.45)	$ (1.85)
Diluted (in dollars per share)	$ (2.45)	$ (1.85)